Revenue and Receivables from Contracts with Customers - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Total revenues	$ 801,662	$ 518,986	$ 533,297
Over time
Disaggregation Of Revenue [Line Items]
Total revenues	749,067	494,295	503,052
Point in time
Disaggregation Of Revenue [Line Items]
Total revenues	$ 52,595	$ 24,691	$ 30,245